Deferred charges, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Charges Net
Balance beginning of period	$ 37,629	$ 22,951	$ 16,408
Additions	30,105	23,704	12,401
Amortization	(13,071)	(9,004)	(5,820)
Write - off		(22)	(38)
Balance ending of period	$ 54,663	$ 37,629	$ 22,951